UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Advisors, L.P.
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Address:   15 Valley Drive, 2nd Floor
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           Greenwich, CT 06831
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Form 13F File Number: 028-11963

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
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Title:     Chief Operating Officer
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Phone:     203-983-7203
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Signature, Place, and Date of Signing:

        /s/  John Malik            Greenwich, Connecticut   August 13, 2009
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              7
                                               -------------

Form 13F Information Table Value Total:          $206,317
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                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                    NONE


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

                                                    FORM 13F INFORMATION TABLE

                                                        VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                    CLASS        CUSIP   x($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS     SOLE    SHARED    NONE
----------------------------- -------------- --------- -------- --------- --- ---- -------- -------- --------------------------
BURLINGTON NORTHN SANTA FE C  COM            12189T104  38,961    529,800  SH       SOLE               529,800
DIAGEO P L C                  SPON ADR NEW   25243Q205   8,570    149,700  SH       SOLE               149,700
GRUPO TELEVISA SA DE CV       SP ADR REP ORD 40049J206  48,334  2,843,200  SH       SOLE             2,843,200
MASTERCARD INC                CL A           57636Q104  20,479    122,400  SH       SOLE               122,400
UNION PAC CORP                COM            907818108  25,463    489,100  SH       SOLE               489,100
VISA INC                      COM CL A       92826C839  23,030    369,900  SH       SOLE               369,900
WELLPOINT INC                 COM            94973V107  41,480    815,100  SH       SOLE               815,100

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